+1 617 526 6000(t)

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wilmerhale.com

December 10, 2013

By Electronic Submission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention: Jeffrey P. Riedler

Re:	Concert Pharmaceuticals, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted November 6, 2013
CIK No. 0001367920

Ladies and Gentlemen:

On behalf of Concert Pharmaceuticals, Inc. (the “Company”), submitted herewith on a confidential basis is Amendment No. 1 (“Amendment No. 1”) to the Confidential Draft Registration Statement referenced above (the “Registration Statement”).

Amendment No. 1 is being submitted in response to comments contained in a letter, dated December 3, 2013 (the “Letter”), from Jeffrey P. Riedler of the Staff of the Securities and Exchange Commission (the “Staff”) to Nancy Stuart, the Company’s Chief Operating Officer. The responses contained herein are based on information provided to us by representatives of the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 1. Page numbers referred to in the responses reference the applicable pages of Amendment No. 1.

On behalf of the Company, we advise you as follows:

General

1.	Please note that where we provide examples or references to portions of your filing to illustrate what we mean by our comments, they are examples and not exhaustive lists. If our comments are applicable to portions of the filings that we have not cited as examples, please make the appropriate changes elsewhere in the filing in accordance with our comments.

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Beijing   Berlin   Boston   Brussels   Frankfurt   London    Los Angeles   New York   Oxford   Palo Alto   Waltham   Washington

Securities and Exchange Commission

Division of Corporation Finance

December 10, 2013

Response:	The Company acknowledges the Staff’s comment and, based on its responses to the comments of the Staff, the Company has made revisions to the extent applicable to the portions of Amendment No. 1 that were not cited by the Staff as examples, as set forth in the Company’s responses below.

2.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response:	The Company acknowledges the Staff’s comment and will provide all exhibits as soon as possible.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:	The Company advises the Staff that, to date, it has not presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act of 1933 (the “Securities Act”). The Company further advises the Staff that, to the Company’s knowledge, to date, no broker or dealer that is participating or will participate in the Company’s initial public offering has published or distributed a research report about the Company in reliance upon Section 2(a)(3) of the Securities Act. The Company acknowledges the Staff’s request and undertakes to comply with it as applicable by providing any such materials to the Staff on a supplemental basis.

4.	We note that you submitted a confidential treatment request on November 6, 2013. We will provide any comments to the confidential treatment request and the related disclosure in a separate comment letter.

Response:	The Company acknowledges the Staff’s comment.

Securities and Exchange Commission

Division of Corporation Finance

December 10, 2013

Prospectus Summary

Our Product Candidates

5.	Please revise the table on pages 2 and 97 to include the product name(s) and more specific indication(s) for the product candidate(s) in development under your collaboration agreement with Celgene.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 2, 4, 63, 69, 92, 97 and 107 of Amendment No. 1.

CTP-354, page 3

6.	Please revise your disclosure to describe briefly what you mean by “levels of receptor occupancy” the first time you introduce this concept.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 3, 22, 103 and 104 of Amendment No. 1.

Our additional collaborations and product candidates, page 4

7.	You state that JZP-386 is intended to be used to treat narcolepsy, which is an “orphan disease.” Please revise your disclosure to clarify:

•	if true, that narcolepsy is a “rare disease”; and

•	whether JZP-386 has received an orphan drug designation from the FDA or other foreign jurisdiction.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 4 of Amendment No. 1.

Management’s discussion and analysis of financial condition and results of operations Stock-based awards, page 74

Securities and Exchange Commission

Division of Corporation Finance

December 10, 2013

8.	We have reviewed your disclosure on stock-based awards and have the following comments:

•	Please update the table on page 75 through the date of effectiveness of your registration statement and include any new equity issuances such as preferred stock, warrants, etc. through the date of effectiveness. The current disclosure indicates that this table includes equity based awards through June 30, 2013.

•	Please note we may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price. Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each issuance.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 75 and 76 of Amendment No. 1 to clarify that the table includes all issuances of equity incentive awards between January 1, 2012 and the date of the prospectus of which the Registration Statement will form a part. The Company acknowledges that the Staff may have additional comments on its accounting for stock compensation and related disclosure once it has disclosed an estimated offering price. Once the Company discloses an estimated offering price range, it will quantitatively and qualitatively disclose each significant factor contributing to the difference between its most recent valuation and the estimated offering price. The Company has already disclosed the significant factors contributing to differences between each of the previous valuations.

Results of Operations

Research and Development Expenses, page 84

9.	Please disclose the external research and development expenses incurred from inception to date for your significant programs.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 85 of Amendment No. 1.

Business

Potential advantages of product candidates based on our DCE Platform, page 96

10.	Please revise your disclosure to describe briefly what you mean by “improve their metabolic profiles” and “prolonged pharmacokinetic profile.”

Securities and Exchange Commission

Division of Corporation Finance

December 10, 2013

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 96 of Amendment No. 1.

Our Product Candidates, page 97

11.	Please amend your disclosure to describe any INDs submitted for CTP-354 by indication and disclose when these INDs were filed and by whom. In addition, it appears form your disclosure on page 106 that no IND has been submitted for AVP-786. If you or someone else has not filed an IND for either of CTP-354 or AVP-786, please explain your decision not to file the applicable IND.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 98 of Amendment No. 1 to reflect that the Company submitted an IND in January 2013 for development of CTP-354 for spasticity in patients with multiple sclerosis or spinal cord injury. The Company advises the Staff that the Company has not, nor to the Company’s knowledge has Avanir, yet submitted an IND for AVP-786. The Phase 1 clinical trial for AVP-786 described on page 107 of Amendment No. 1 was conducted in Australia and no IND was required to be submitted prior to the conduct of the clinical trial and the Company has revised the disclosure on page 107 of Amendment No. 1 to reflect this. As disclosed on page 107 of Amendment No. 1, Avanir has reported that it expects to file an IND for AVP-786 in the second half of 2014, prior to initiating a planned Phase 2 clinical trial of AVP-786.

CTP-354, page 98

12.	Please advise, with a view towards disclosure, whether you have an agreement or other arrangement in place with Merck with respect to your development of a deuterated analog of its L-838417 compound, and if not, whether there is a risk that Merck would have any claims to the technology underlying your CTP-354 program.

Response:

The Company advises the Staff that it does not have an agreement or other arrangement with Merck regarding development of a deuterated analog of L-838417. The Company believes that any risk of claims that Merck may have to the technology underlying the CTP-354 program is immaterial to the Company. The Company is not aware of any potential claims that may be asserted by Merck other than claims that may derive from Merck’s U.S. patent (number 6,255,305) claiming L-838417. This patent expires in 2017, prior to any anticipated commercialization of CTP-354 by the

Securities and Exchange Commission

Division of Corporation Finance

December 10, 2013

Company. Furthermore, the Company believes that its planned clinical activities for CTP-354 are reasonably related to the development and submission of information to the Food and Drug Administration under 35 U.S.C. §271(e)(1), also known as the Hatch Waxman safe harbor, and thus would be exempt from claims of patent infringement.

CTP-354 Clinical Development, page 101

13.	Please revise your disclosure to explain what you mean by your statement on page 101 that the incidences of QTc prologation were not “clinically significant.”

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 102 of Amendment No. 1.

14.	Please expand your disclosure to include a brief discussion of any risks or limitations posed by the small sample size of your Phase I imaging study of CTP-354.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 104 of Amendment No. 1.

C-10068, page 107

15.	Please revise your disclosure to describe the material terms of your collaboration agreement with NIH and WRAIR, and file a copy of such agreement as an exhibit to your registration statement.

Response:	In response to the Staff’s comment, the Company advises the Staff that all work under the Company’s agreements with NIH and WRAIR with respect to C-10068 has been completed and all obligations of the parties under the agreements have been discharged. The Company believes that the agreements are not material contracts as defined in Item 601(b)(10) of Regulation S-K and that the agreements are not required to be filed as exhibits to the Registration Statement because, among other reasons, the agreements are not to be performed in whole or in part at or after the filing of the Registration Statement, nor were the agreements entered into within the previous two years. Furthermore, the Company believes that, as a result of the completion of all work and the satisfaction of all obligations under the agreements, the terms of the agreements are immaterial to the Company, and are accordingly not required to be described in the Registration Statement.

Securities and Exchange Commission

Division of Corporation Finance

December 10, 2013

Collaborations

Celgene, page 110

16.	You state that Celgene is obligated to pay you royalties “ranging from the mid-single digits to the low-double digits.” Please revise your description of the Celgene agreement to specify the upper range of royalties within ten percent (e.g., teens, twenties, etc.).

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 66, 110 and F-28 of Amendment No. 1.

Avanir, page 111

17.	You state that Avanir is obligated to pay you royalties “ranging from the mid-single digits to the low-double digits.” Please revise your description of the Avanir agreement to specify the upper range of royalties within ten percent (e.g., teens, twenties, etc.).

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 66, 111 and F-33 of Amendment No. 1.

Jazz Pharmaceuticals, page 112

18.	You state that Jazz Pharmaceuticals is obligated to pay you royalties “ranging from the mid-single digits to the low-double digits.” Please revise your description of the Jazz Pharmaceuticals agreement to specify the upper range of royalties within ten percent (e.g., teens, twenties, etc.).

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 67, 113 and F-31 of Amendment No. 1.

Regulation of Deuterium Oxide, page 129

19.	You state that you have an import certificate for deuterium oxide that is valid until January 2014. Please expand your disclosure to explain whether you are seeking to extend or renew this certificate and any risks associated with its expiration.

Securities and Exchange Commission

Division of Corporation Finance

December 10, 2013

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 34, 116 and 130 of Amendment No. 1.

Item 16. Exhibits and financial statement schedules.

(a) Exhibits, page II-3

20.	Please file copies of the following as exhibits to your registration statement:

•	your agreement with Fast Forward LLC;

•	your executive bonus program (or if not set forth in any formal document, a written description thereof); and

•	the form of lock-up agreement.

Response:	In response to the Staff’s comment, the Company advises the Staff that:

•	The Company has considered Item 601(b)(10) of Regulation S-K and it believes the agreement with Fast Forward LLC is not a material contract as defined in Item 601(b)(10) of Regulation S-K. The Company has concluded that the agreement is not a material contract because there are no significant remaining rights or obligations of either party under the agreement, with the exception of the Company’s repayment obligation, which is limited to a low-single digit multiple of the $750,000 funding amount and will only become due upon commercialization or licensing of CTP-354. As a result, the Company believes that it is unlikely that these payments will become due in the immediate future and that at the time, if any, at which these payments become due, the commercialization or licensing of CTP-354 will have rendered the repayment obligations immaterial to the Company’s financial position.

•	The Company has filed a written description of the material terms of Company’s executive bonus program as an exhibit to the Registration Statement.

•	The Company plans to file the form of lock-up agreement as an exhibit to the underwriting agreement that the Company will file as an exhibit to the Registration Statement.

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6982 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/ Lia Der Marderosian

Lia Der Marderosian